Commitments and Contingencies (Details) - Schedule of future minimum payments under lease commitments $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum payments under lease commitments [Abstract]
2021	$ 3,539
2022	3,376
2023	3,001
2024	2,426
2025	2,025
Thereafter	19,675
Future minimum payments	$ 34,042